Stock-Based Compensation - Summary of Fair Value Stock Option Granted With Service, Market, and Performance Conditions (Details) - Stock Option With Combined Service And Performance Condition [member]	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.78%
Expected volatility	71.00%
Dividend yield	0.00%
Maximum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Derived service period in years	1 year 8 months 1 day
Exercise price	$ 2.03
Expected term in years	6 years 7 days
Minimum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Derived service period in years	5 months 23 days
Exercise price	$ 0.90
Expected term in years	5 years 10 months 6 days